SCHEDULE OF RECONCILES INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Loss before income tax	$ (384,883)	$ (182,275)	$ (707,082)	$ (276,214)	$ (939,436)	$ (295,747)
Statutory tax rate	30.80%	30.80%	30.80%	30.80%	30.80%	30.80%
Tax at the domestic income tax rate	$ (118,543)	$ (56,139)	$ (217,782)	$ (85,074)	$ (289,346)	$ (91,089)
State minimum fee					240	690
Tax effect of tax losses not recognized	114,578	52,254	210,103	79,247	275,735	87,262
State franchise tax	(5,298)		(5,298)
Non-deductible expenses	161	661	376	823	1,387	2,028
Difference in state tax rate	3,804	3,224	7,303	5,004	11,984	1,109
Total income tax benefit	$ (5,298)		$ (5,298)